Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,	December 31,
	2023	2024
Lubricants	$414	$542
Bunkers	543	1,347
Total	$957	$1,889